Revenue - Summary of Major Source of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation Of Revenue [Line Items]
Revenues	$ 16,316	$ 17,834
Management Fees
Disaggregation Of Revenue [Line Items]
Revenues	7,038	5,906
Incentive Fees
Disaggregation Of Revenue [Line Items]
Revenues	4,069	2,676
Administration and Service Fees
Disaggregation Of Revenue [Line Items]
Revenues	1,514	1,405
Property Management Fees
Disaggregation Of Revenue [Line Items]
Revenues	1,245	1,186
Real Estate Property Sales
Disaggregation Of Revenue [Line Items]
Revenues	1,192	6,586
Project Management Fees
Disaggregation Of Revenue [Line Items]
Revenues	941	75
Real Estate Rental Income
Disaggregation Of Revenue [Line Items]
Revenues	$ 317	$ 0